May 1, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-8626

Re:	Forethought Life Insurance Company Separate Account A (“Registrant”)

File No. 333-205718: ForeInvestors Choice Variable Annuity

File No. 333-206448: ForeInvestors Choice Variable Annuity – I Share

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify that:

1.	The Statements of Additional Information referenced above, that would have been filed on behalf of the Registrant, under paragraph (c) of this section did not differ from that contained in the Registrant's most recent post-effective amendment; and

2.	The text of the Registrant's most recent post-effective amendments has been filed electronically with the Securities and Exchange Commission on April 23, 2024.

If you have any questions concerning this filing, please do not hesitate to contact me at (860) 325-1518.

Very truly yours,

/s/ Victoria L. Fote
Victoria L. Fote
Senior Legal Associate

Forethought Life Insurance Company   |   One Financial Plaza   |   755 Main Street, 24th Floor   |   Hartford, CT 06103